Borrowings	12 Months Ended
Jun. 30, 2021
Borrowings
20. Borrowings

20. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2021 and 2020 was as follows:

	Total as of June 30, 2021	Total as of June 30, 2020 (ii)	Fair value as of June 30, 2021	Fair value as of June 30, 2020
NCN	51,884	474,404	48,778	378,531
Bank loans	3,116	84,521	3,129	68,084
Bank overdrafts	5,284	3,647	5,280	3,647
Other borrowings (i)	1,383	1,980	1,383	2,420
AABE Debt	258	273	258	273
Loans with non-controlling interests	208	166	208	166
Total borrowings	62,133	564,991	59,036	453,121
Non-current	46,724	447,323
Current	15,409	117,668
Total	62,133	564,991

(i)	Includes financial leases for ARS 2 as of June 30, 2020.
(ii)	Includes ARS 468,134 as of June 30, 2020 corresponding to the Operations Center in Israel.

As of June 30, 2021 and 2020, total borrowings include collateralized liabilities (seller financing, leases and bank loans) of ARS 713 and ARS 12,497, respectively. These borrowings are mainly collateralized by investment properties and property, plant and equipment of the Group (Notes 9 and 10).

Borrowings also include liabilities under finance leases where the Group is the lessee and which therefore were measured in accordance with IAS 17 “Leases”. Information regarding liabilities under finance leases is disclosed in Note 22.

The terms of the loans include standard covenants for this type of financial operations. As of the date of these financial statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group’s borrowings (excluding obligations under finance leases) is as follows:

	June 30, 2021	June 30, 2020
Share capital
Less than 1 year	14,169	116,503
Between 1 and 2 years	40,579	64,461
Between 2 and 3 years	5,682	164,789
Between 3 and 4 years	166	53,531
Between 4 and 5 years	59	48,428
Later than 5 years	86	115,972
	60,741	563,684
Interest
Less than 1 year	1,240	1,165
Between 1 and 2 years	54	-
Between 2 and 3 years	13	71
Between 3 and 4 years	45	-
Between 4 and 5 years	6	38
Later than 5 years	34	31
	1,392	1,305
Leases	-	2
	62,133	564,991

The following table shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2021 and 2020.

	June 30, 2021
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	10,126	-	10,126
US Dollar	-	49,745	49,745
Subtotal fixed-rate borrowings	10,126	49,745	59,871
Floating rate:
Argentine Peso	271	-	271
US Dollar	-	1,991	1,991
Subtotal floating-rate borrowings	271	1,991	2,262
Total borrowings as per analysis	10,397	51,736	62,133
Total borrowings as per Statement of Financial Position	10,397	51,736	62,133

	June 30, 2020
Rate per currency	Argentine Peso	US dollar	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	3,648	-	-	-	3,648
New Israel Shekel	-	-	-	265,277	265,277
US Dollar	87,565	219	777	391	88,952
Subtotal fixed-rate borrowings	91,213	219	777	265,668	357,877
Floating rate:
Argentine Peso	1,340	-	-	-	1,340
New Israel Shekel	-	-	-	202,466	202,466
US Dollar	3,306	-	-	-	3,306
Subtotal floating-rate borrowings	4,646	-	-	202,466	207,112
Total borrowings as per analysis	95,859	219	777	468,134	564,989
Finance leases obligations	2	-	-	-	2
Total borrowings as per Statement of Financial Position	95,861	219	777	468,134	564,991

The following describes the debt issuances made by the Group for the years ended June 30, 2021 and 2020:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date		Principal payment	Interest payment
Interest rate
IRSA	Clase I tramo2	aug-19	USD 85	11/15/2028	10.00% n.a.	At expiration	quarterly	(1)
IRSA	Clase II	aug-19	CLP 31,503	8/6/2020	10.50% n.a.	At expiration	quarterly
IRSA	Clase II	may-20	ARS 354	2/19/2021	Badlar,+ 0.6%n.a.	At expiration	quarterly	(1)
IRSA	Case IV	may-20	USD 51	5/19/2021	7.00% n.a.	At expiration	quarterly
IRSA	Clase V	may-20	USD 9	5/19/2021	9.00% n.a.	At expiration	quarterly
IRSA	Clase I	nov-20	USD 3	3/1/2023	10.00% n.a.	At expiration	quarterly
IRSA	Clase VII	jul-20	USD 34	1/21/2023	4.00% n.a.	At expiration	quarterly
				8/6/2020		At expiration	quarterly
IRSA	Clase VIII	nov-20	USD 32	11/12/2023	10,00% n.a.	33% at Nov-21, 33% at Nov-22, 33% at Nov-23	quarterly
IRSA	Clase VI	jul-20	ARS 335	7/21/2021	Badlar + 4.00% n.a.	30% at April-21, 70% at expiration	quarterly
IRSA	Clase IX	nov-20	USD 81	3/1/2023	10.00% n.a.	At expiration	quarterly
IRSA	Clase X	nov-20	ARS 701	3/31/2022	Badlar + 5.00% n.a.	At expiration	quarterly
IRSA	Clase XI	mar-21	USD 16	3/1/2024	5.00% n.a.	At expiration	biannual
IRSA	Clase XII	mar-21	UVAs 54	3/31/2024	4.00% n.a.	At expiration	biannual

(1)	Corresponds to an expansion of the series.

The following table shows a detail of evolution of borrowing during the years ended June 30, 2021 and 2020:

	June 30, 2021	June 30, 2020
Balance at the beginning of the year	564,991	670,906
Borrowings	26,295	46,066
Payment of borrowings	(58,750)	(102,629)
Collection / (Payment) of short term loans, net	4,028	3,779
Interests paid	(14,352)	(28,769)
Deconsolidation (see Note 4)	(425,321)	(143,355)
Accrued interests	11,870	30,731
Cumulative translation adjustment and exchange differences, net	(43,904)	89,760
Inflation adjustment	(2,724)	(1,498)
Balance at the end of the year	62,133	564,991

Issuance of IRSA Non-convertible Notes

On July 21, 2020, subsequently to the closing of the fiscal year, the Company issued USD 38.4 Non-convertible Notes in the local market through the following instruments:

•

ARS 335.2 (equivalent to USD 4.7) Series VI NCNs denominated and payable in Argentine pesos at a variable rate (Private Badlar) + 4.0%, with interest accruing on a quarterly basis. The principal amount is repayable in two installments: the first one -equal to 30% of the par value of the notes- payable on the date that is 9 (nine) months after the Issue and Settlement Date and the second installment -equal to 70% of the par value of the notes- payable on the relevant due date, i.e. July 21, 2021. Notes were issued at 100% of their par value.

•

US$ 33.7 Series VII NCNs denominated in US$ and payable in Argentine pesos at the applicable exchange rate, at a fixed 4.0% rate, with interest accruing on a quarterly basis. Repayment of capital is due on January 21, 2021. Notes were issued at 100% of their par value. The proceeds were used to refinance short-term indebtedness. On January 21, 2021, the commitments of this note were cancelled.

On March 31, 2020, the Company issued USD 65.5 Non-convertible Notes in the local market. The main characteristics of the issue are detailed below:

•	Series X: denominated and payable in pesos for ARS 701.6 (equivalent at the time of issuance to USD 7.6) at a variable rate (private BADLAR + 5.0%) with quarterly payments. The principal will be paid on the due date, March 31, 2022. Price of issuance was 100.0% of the nominal value.

•	Series XI: denominated in USD and payable in ARS at the applicable exchange rate for USD 15.8 at a fixed rate of 5.0%, with semiannual payments plus, if applicable, the Premium Factor in the first year (as defined in the corresponding Prospectus Supplement) and principal expiring on March 31, 2024. Price of issuance was 98.39% of the nominal value (IRR 5.6%).

•	Series XII: denominated in UVA and payable in ARS at the applicable UVA value for UVA 53.8 (equivalent at the time of issuance to ARS 3,868.2 and USD 42.1) at a fixed rate of 4.0%, with semiannual payments and principal expiring on March 31, 2024. Price of issuance was 100.0% of the nominal value.

The funds have been used to refinance short-term liabilities and working capital.

Payment of non-convertible notes

On July 20, 2020, the Company paid the twentieth interest installment and the principal installment of the US$ 75 Series II Non-convertible Notes issued on July 20, 2010.

On August 6, 2020, the Company paid the second interest installment and the principal installment of the US$ 47 Series II Non-convertible Notes issued on August 6, 2019.

Payment of IRSA CP’s Series IV Non-convertible Notes

On September 14, 2020, the aggregate principal amount of the Series IV Non-convertible Notes in the amount of ARS 10,381 (US$ 140) and interest accrued as of such date in the amount of ARS 134 (US$ 1.8) were paid.

Exchange of debentures

On November 12, 2020, the company carried out an exchange operation of its Series I Notes, for a nominal value of USD 181.5, according to communication “A” 7106 of the BCRA.

Nominal Value of Existing Notes presented and accepted for the Exchange (for both Series): approximately USD 178.5 which represents 98.31% acceptance, through the participation of 6,571 orders.

•	Series VIII: Face Value of Existing Notes presented and accepted for the Exchange: approximately USD 104.3.

-	Nominal Value to be Issued: approximately USD 31.7.
-	Issuance Price: 100% nominal value.
-	Maturity Date: It will be November 12, 2023.
-

Consideration of the Exchange Offer: eligible holders whose existing notes have been accepted for the Exchange by the Company, will receive for every USD 1 submitted to the Exchange, the accrued interest of the existing notes until the settlement and issue date and the following:

•	A sum of money of approximately USD 72,6 for repayment of capital of such existing notes presented to the Exchange, in cash, in United States Dollars, which will be equivalent to USD 0.69622593 for each USD 1 of existing notes presented to the Exchange; and
•	The remaining amount until completing 1 USD for each 1 USD of existing notes presented to the Exchange, in notes Series VIII.

-	Annual Nominal Fixed Interest Rate: 10.00%.
-

Amortization: The capital of the Series VIII Notes will be amortized in 3 annual installments (33% of the capital on November 12, 2021, 33% of the capital on November 12, 2022, 34% of the capital on the maturity date of Series VIII).

-	Interest Payment Dates: Interest will be paid quarterly for the expired period as of the issue and settlement date.
-	Payment Address: Payment will be made to an account at Argentine Securities Commission in the Autonomous City of Buenos Aires

•	Series IX: Face Value of Existing Notes presented and accepted for the Exchange: approximately USD 74.2.

-	Nominal Value to be Issued (together with the Face Value to be issued as a result of the cash subscription): approximately USD 80.7 .
-	Issuance Price: 100% nominal value.
-	Maturity Date: It will be March 1, 2023.
-

Consideration of the Exchange Offer: the eligible holders whose existing notes have been accepted for the Exchange by the Company, will receive Series IX Notes for 100% of the capital amount presented for exchange and accepted by the Company and the accrued interest of the existing notes until the settlement and issue date.

-

Early Bird: will consist of the payment of USD 0.02 for each USD 1 of existing notes delivered and accepted in the Exchange on or before the deadline date to Access the Early Bird. Said consideration will be paid in Pesos on the issue and settlement date according to the exchange rate published by Communication “A” 3500 of the Central Bank of Argentina on the business day prior to the expiration date of the Exchange, which is ARS 79.3433 for each USD 1 of Existing Notes delivered and accepted in the Exchange.

-	Annual Nominal Fixed Interest Rate: 10.00%.
-	Amortization: The capital of the Series IX Notes will be amortized in one installment on the maturity date.
-	Interest Payment Dates: Interest will be paid quarterly for the expired period from the issuance and settlement date.
-

Payment Address: Payment will be made to an account at Argentine Securities Commission in New York, United States, for which purpose the Company will make US dollars available to an account reported by the Argentine Securities Commission in said jurisdiction.

•

Modifications to the Terms of the Existing Notes: Considering that consent has been obtained for an amount greater than 90% of the existing notes capital, the Company has modified and replaced the following essential and non-essential terms and conditions of the existing notes.

-

By virtue of the implementation of the Proposed Non-Essential Modifications, the entire section of “Certain Commitments” and “Events of Default” is eliminated from the terms and conditions set forth in the prospectus supplements dated May 2, 2019 and dated July 25, 2019 corresponding to the existing notes.

-	Additionally, pursuant to the implementation of the Proposed Essential Modifications, the following terms and conditions of the Existing Notes are modified and replaced:

•	Expiration Date: It will be March 1, 2023.
•	Interest Payment Dates: will be the same dates reported for Class IX in the Notice of Results.

-	It is clarified that the terms and conditions of the Series I Notes not modified by the Proposed Essential Modifications and the Proposed Non-Essential Modifications will maintain their full validity.
-	The implementation of the Proposed Essential Modifications and Proposed Non-Essential Modifications were approved by the Board of Directors, on November 11, 2020.

•

Repayment Series I: In relation to the Exchange Offer ended on November 10, 2020, on November 12, 2020, IRSA made a partial repayment of Series I Notes for a Nominal Value of USD 178.5, after the partial repayment the Nominal Value under circulation was USD 3.1 and due to the fact that the necessary percentage for the change of conditions for Series I was reached, then the expiration date was modified, among others, until March 1, 2023, so Series I remains for USD 3.1 until the new maturity, and the payment of interest replicates to Series IX.

Loan to related party

On October 23, 2020, Dolphin Netherlands granted a loan to Yad Leviim Ltd. in a principal amount of USD 16,250,000 at a rate interest of 5% per year. Yad Leviim Ltd. is a company controlling by Eduardo Elsztain. The maturity date of this loan is March 22, 2022.